Advances from Federal Home Loan Bank of New York (''FHLB'')	12 Months Ended
Mar. 31, 2013
Advances from Federal Home Loan Bank of New York ("FHLB") [Abstract]
ADVANCES FROM FEDERAL HOME LOAN BANK OF NEW YORK ("FHLB")

NOTE 9 - ADVANCES FROM FEDERAL HOME LOAN BANK OF NEW YORK (“FHLB”)

The maturities and weighted average fixed interest rates of FHLB advances were as follows:

	March 31,
	2013		2012
Maturing During Year Ending	Balance	Weighted Average Interest Rate	Balance	Weighted Average Interest Rate
	(Dollars In Thousands)
2013	$—	—%	$21,471	3.92%
2014	—	—	7,308	3.36
2015	—	—	2,400	3.88
2016	10,000	2.24	5,000	3.74
2017	—	—	—	—
2018	32,500	3.82	32,500	3.82
Thereafter	10,000	4.04	10,000	4.04

	$52,500	3.56%	$78,679	3.83%

The carrying value of collateral pledged for the above advances was as follows:

	March 31,
	2013	2012
	(In Thousands)
Available for Sale:
Mortgage-backed securities	$—	$19,451

Held to maturity:
Debt security - Government-sponsored enterprises	5,000	5,000
Mortgage-backed securities	47,643	55,738

	52,643	60,738

	$52,643	$80,189

At March 31, 2013, the Bank can borrow overnight funds from the FHLB under an overnight advance program up to the Bank’s maximum borrowing capacity based on the Bank’s ability to collateralize such borrowings. Additionally, the Bank has the ability to borrow funds of up to an aggregate of $88.0 million at two financial institutions under established unsecured overnight lines of credit at a daily adjustable rate. There were no drawings on these lines at March 31, 2013 and 2012.

During the year ended March 31, 2013, $16.2 million of long-term borrowings were paid off in advance, resulting in a prepayment penalty of $527,000 which was recorded in July 2012.